ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries		1,340,527		1,340,481
Current assets:
Cash and cash equivalents	29,057	180,285	15,950	98,962	118,081	193,161	27	166	33	202	15,644	6,641
Amounts due from related parties	448	2,780					6,451	40,026		498,432
Prepaid expenses and other current assets	23,833	147,876		192,148			8,043	49,912		68,205
Total current assets	163,224	1,012,739		1,089,940			14,521	90,104		566,839
Non-current assets:
Intangible assets, net		122,157		176,954			24	150		284
Investment in subsidiaries
Total non-current assets	79,449	492,949		863,469			24	150		284
Total assets	242,673	1,505,688		1,953,409			14,545	90,254		567,123
Current liabilities:
Short-term loan	6,388	39,633		92,430
Convertible loan	2,171	13,470		102,905			2,171	13,470		102,905
Deferred revenue	18,850	116,959		108,290			140	866		2,317
Amounts due to related parties	1,362	8,453		8,635			8,977	55,699		5,678
Accrued and other liabilities	78,431	486,634		370,800			11,164	69,278		59,725
Total current liabilities	240,359	1,491,336		1,476,087			22,452	139,313		170,625
Total non-current liabilities
Total liabilities	251,264	1,558,994		1,555,686			22,452	139,313		170,625
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 176,776,612 and 916,104,980 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	93	574		122			93	574		122
Additional paid-in capital	535,939	3,325,288		2,706,621			535,939	3,325,288		2,706,621
Retained earnings	(556,355)	(3,451,958)		(2,375,099)			(543,336)	(3,371,181)		(2,294,368)
Accumulated other comprehensive income	(603)	(3,740)		(15,877)			(603)	(3,740)		(15,877)
Total Ambow Education Holding Ltd.'s equity	(7,907)	(49,059)		396,498			(7,907)	(49,059)		396,498
Total liabilities and equity	$ 242,673	1,505,688		1,953,409			$ 14,545	90,254		567,123